Intangible Assets - Schedule of Intangible Assets (Vaporin Inc) (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Less: accumulated amortization	$ (22,177)	$ 0
Vaporin Inc [Member]
Website, capitalized		17,678	$ 17,678
Less: accumulated amortization		(16,206)	(5,402)
Intangible assets, net		$ 1,472	$ 12,276